EARNINGS PER SHARE (Components of EPS) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended
	May 31, 2023	Jun. 30, 2023	Jun. 30, 2022	May 31, 2018	Oct. 31, 2016
Basic earnings per share:
Net income available to stockholders		$ 23,264	$ 104,429
Diluted earnings per share:
Interest and other expenses attributable to dilutive convertible notes		0	3,747
Net income assuming dilution		$ 23,264	$ 108,176
Basic earnings per share:
Weighted average number of common shares outstanding (in shares)		126,774,000	126,786,000
Diluted earnings per share:
Effect of dilutive share options (in shares)		242,000	38,000
Effect of dilutive convertible notes (in shares)		0	10,476,000
Weighted average number of common shares outstanding assuming dilution (in shares)		127,016,000	137,300,000
Basic earnings per share (in USD per share)		$ 0.18	$ 0.82
Diluted earnings per share (in USD per share)		$ 0.18	$ 0.79
Number of shares repurchased (in shares)		527,417	0
5.75% senior unsecured convertible notes due 2021
Diluted earnings per share:
Own-share lending arrangement, shares, issued (in shares)					8,000,000
Senior unsecured convertible notes interest rate (in percentage)					5.75%
Principal debt amount					$ 225,000
5.75% senior unsecured convertible notes due 2021 | Own-Share Lending Arrangement, New Counterparty
Diluted earnings per share:
Own-share lending arrangement, shares, issued (in shares)		8,000,000
4.875% senior unsecured convertible bonds due 2023
Diluted earnings per share:
Own-share lending arrangement, shares, issued (in shares)				3,765,842
Senior unsecured convertible notes interest rate (in percentage)		4.875%		4.875%
Repayment of debt	$ 84,900
Principal debt amount		$ 53,000		$ 164,000
4.875% senior unsecured convertible bonds due 2023 | Own-Share Lending Arrangement, New Counterparty
Diluted earnings per share:
Own-share lending arrangement, shares, issued (in shares)	1,496,600	1,496,600
4.875% senior unsecured convertible bonds due 2023 | Own-Share Lending Arrangement, Original Counterparties
Diluted earnings per share:
Own-share lending arrangement, shares, issued (in shares)		2,268,542